Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of preparation
(a)	Basis of preparation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized further below.

Use of estimates
(b)	Use of estimates
The preparation of the Group’s consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the balance sheet date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
The Company believes that the consolidation and deconsolidation of VIEs, goodwill relating to business combination, depreciation of buildings and impairment assessments of long-lived assets reflect more significant estimates used in the preparation of its consolidated financial statements.
Management makes the estimates based on historical experience and on various other assumptions as discussed elsewhere in the consolidated financial statements that are believed to be reasonable, the results of which form the basis for making estimates about the carrying values of assets and liabilities. Actual results could materially differ from these estimates.

Consolidation
(c)	Consolidation
The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs for which the Company or its subsidiaries are the primary beneficiary. All transactions and balances among the Company, its subsidiaries and its VIEs have been eliminated upon consolidation.
Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting powers; has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
A consolidated VIE is an entity in which the Company, or its subsidiary, through contractual agreements, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considers whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Group’s obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company, through Liandu WFOE holds all the variable interests of the VIEs, and has been determined to be the primary beneficiary of the VIEs.

Deconsolidation
(d)	Deconsolidation
Upon the occurrence of certain events and on a regular basis, the Group evaluates whether it no longer has a controlling interest in its subsidiaries, including consolidated variable interest entities. If the Company determines it no longer has a controlling interest, the subsidiary is deconsolidated. The Company records a gain or loss on deconsolidation based on the difference on the deconsolidation date between (i) the aggregate of (a) the fair value of any consideration received, (b) the fair value of any retained non-controlling
investment in the former subsidiary and (c) the carrying amount of any non-controlling
interest in the subsidiary being deconsolidated, less (ii) the carrying amount of the former subsidiary’s assets and liabilities.
The Company assesses whether a deconsolidation is required to be presented as discontinued operation in its consolidated financial statements on the deconsolidation date. This assessment is based on whether or not the deconsolidation represents a strategic shift that has or will have a major effect on the Company’s operations or financial results. If the Company determines that a deconsolidation requires presentation as a discontinued operation on the deconsolidation date, or at any point during the one-year
period following such date, it will present the former subsidiary as a discontinued operation in current and comparative period financial statements.

Business Combination
(e)	Business Combination
Business combinations are recorded using the acquisition method of accounting. The assets acquired, the liabilities assumed, and any non-controlling
interests of the acquiree at the acquisition date, if any, are measured at their fair values as of the acquisition date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any non-controlling
interest of the acquiree and fair value of previously held equity interest in the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as of the date of acquisition. Acquisition-related expenses and restructuring costs are expensed as incurred.
Where the consideration in an acquisition includes contingent consideration the payment of which depends on the achievement of certain specified conditions post-acquisition, the contingent consideration is recognized and measured at its fair value at the acquisition date and is recorded as a liability, it is subsequently remeasured at fair value at each reporting date with changes in fair value reflected in earnings.

Functional currency and foreign currency translation
(f)	Functional currency and foreign currency translation
The Group uses Renminbi (“RMB”) as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is the United States dollar (“US$”), while the functional currency of the PRC entities in the Group is RMB as determined based on the criteria of ASC 830, Foreign Currency Matters.
Transactions denominated in other than the functional currencies are re-measured
into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are re-measured
at the balance sheet date exchange rate. The resulting exchange differences are included in the consolidated statements of comprehensive income/(loss) as foreign exchange related gains /(losses).
The financial statements of the Group are translated from the functional currency to the reporting currency, RMB. Assets and liabilities of the Company and its subsidiaries incorporated outside of PRC are translated into RMB at fiscal year-end
exchange rates, income and expense items are translated at average exchange rates prevailing during the fiscal year, representing the index rates stipulated by the People’s Bank of China. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a separate component of shareholders’ equity on the consolidated financial statement. The exchange rates used for translation on December 31, 2020 and 2021 were US$1.00=RMB 6.5249 and RMB 6.3757, respectively, representing the index rates stipulated by the People’s Bank of China.

Convenience translation
(g)	Convenience translation
The unaudited United States dollar (“US$”) amounts disclosed in the accompanying financial statements are presented solely for the convenience of the readers. Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the rate of US$1 = RMB 6.3726 on December 3
0
, 2021, representing the noon buying rate in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2021, or at any other rate.

Fair value of financial instruments
(h)	Fair value of financial instruments
Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The three levels of inputs that may be used to measure fair value include:
Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.
Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.
The Group does not have any
non-financial
assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.
The Group’s financial instruments consist principally of cash and cash equivalents, prepayments and other current assets, accounts payable, and other liabilities.
As of December 31, 2020 and 2021, the carrying values of cash and cash equivalents, prepayments and other current assets, accounts payable, short-term borrowings and other liabilities approximated their fair values reported in the consolidated balance sheets due to the short-term maturities of these instruments.

Cash and cash equivalents
(i)	Cash and cash equivalents
Cash and cash equivalents include cash in bank placed with banks or other financial institutions, which have original maturities of three months or less at the time of purchase and are readily convertible to known amounts of cash.

Inventories
(j)	Inventories
Inventories are stated at the lower of cost or net realized value. Cost is determined using the weighted average method. As of each reporting date, the Group evaluates the net realizable value based on assumptions about future customer demand and market conditions. The evaluation may take into consideration inventory aging, expected demand, anticipated sales price, and other factors. Adjustments are recorded to write down the carrying amount of any obsolete and excess inventory to its estimated net realizable value. As of December 31, 2020, inventories mainly included uniforms and food of RMB 1.44 million and RMB 0.06 million, respectively. As of December 31, 2021, inventories mainly included dormitory bedding of
RMB 0.17 million. There was no write-down of inventories for the years ended December 31, 2020 and 2021, respectively.

Property and equipment, net
(k)	Property and equipment, net
Property and equipment are stated at historical cost less accumulated depreciation and impairment income, if any. Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:

Buildings	10 years to 50 years
Electronic devices and other general equipment	2 years to 5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Expenditures for maintenance and repairs are expensed as incurred. The gain or income on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of comprehensive income/(loss).

Land use rights, net
(l)	Land use rights, net
Land use rights are recorded at cost less accumulated amortization. Amortization is provided over the term of the land use rights agreement on a straight-line basis over the term of the agreement, which is 50 years.

Impairment of long-lived assets
(m)	Impairment of long-lived assets
For other long-lived assets including property and equipment, other non-current
assets and land use rights, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.
The Group did not recognize any impairment loss for the years ended December 31, 2019, 2020 and 2021.

Goodwill, net
(n)	Goodwill, net
Goodwill represents the excess of the purchase consideration over the fair value of the identifiable net assets acquired in a business combination. Goodwill is not amortized but is tested for impairment on an annual basis as of December 31, or more frequently if events or changes in circumstances indicate that it might be impaired. The Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step
quantitative goodwill impairment test. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. The Group will perform the quantitative impairment test if the Group bypasses the qualitative assessment, or based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount.
The Group adopted ASU
No. 2017-04,
Simplifying the Test for Goodwill Impairment, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. Under the new guidance, if the fair value of a reporting unit exceeds its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of a reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.
For the years ended December 31, 2019, 2020 and 2021, the Group did not recognize any impairment loss on goodwill.

Deferred revenue
(o)	Deferred revenue
Cash proceeds received from customers are initially recorded as deferred revenue and are recognized as revenues when revenue recognition criteria are met.
Revenue recognition
(p)	Revenue recognition
The Group adopted ASC 606, “Revenue from Contracts with Customers” for all periods presented. Consistent with the criteria of Topic 606, the Group follows five steps for its revenue recognition: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.
The Group mainly offers school curriculum education services, including primary, middle and high school, to students. During the stay in schools, the students are offered meals (including breakfast, lunch, dinner and snacks) and accommodation. Meal fees and accommodation fees are collected in advance prior to the beginning of each semester in Liandu Foreign School. Meal fees are collected each time students had meal in Qingtian International School. Schools provide school uniforms to the students with payment also made prior to the beginning of each semester. Schools ask students to purchase certain designated additional learning materials, such as after-class reading books related to the courses provided. Students may choose to either purchase from bookstores by themselves or order from the school. The payments for learning materials are collected at the end of each semester.
Pursuant to Implementation Rules effective on September 1, 2021 and the deconsolidation of Lianwai School, the Group has not recorded the revenue of primary and middle school curriculum education services since September 1, 2021. For the fiscal year ended December 31, 2020 and for the eight months ended August 31, 2021, the Group provides operation services including rental services and procurement services for Lianwai School. Although private schools providing compulsory education should not conduct any transaction with any related party under the Implementation Rules, to keep Lianwai School in continuing daily operation, the Group continued to provide essential services without recognizing any revenues relating to such activities to Lianwai School.
Tuition, meal and accommodation service income
Tuition, meal and accommodation service income are generally received in advance prior to the beginning of each semester of a school year, and are initially recorded as deferred revenue. Tuition, meal and accommodation service income are recognized over time during the service period of each semester. Amounts which will be earned within one year are reflected as a current liability, and those which will be earned beyond one year are reflected as a non-current
liability.
The Group recognizes service income on a gross basis, as the Group is responsible for fulfilling the promise to provide the education, meal and accommodation services to students.
Financing component included in tuition fees
Some contracts contain a financing component because payment by the customer occurs significantly before performance of the obligation. The Group takes the practical expedient and will not adjust the impact of a financing component for deferred revenue which will be earned within one year. The Group does not adjust the impact of a financing component for deferred revenue which will be earned beyond one year as the portion of financing component is immaterial.
Sale of uniforms and learning materials
Schools sell uniform and learning materials to students. Revenue from uniform and learning materials is recognized at a point in time when control of the uniforms and learning materials have been transferred and accepted by the students.
The Group recognizes revenue from sale of uniform and learning materials on a gross basis, as the Group controls the goods before they are transferred to the students. The Group is responsible for the design of uniforms and has inventory risk for the uniforms and learning materials.
Food procurement services
The Group offers food procurement services to the Affected Entity. Revenue from food procurement services is recognized at a point in time when control of the food has been transferred and accepted by the Affected Entity. As these transaction with Affected Entity maybe offered to the third parties or still to Affected Entity under the regulations and laws in PRC, they were recast in continuing operations in current and comparative period financial statements instead of eliminated in consolidation.

Leases
(q)	Leases
The Group assesses at contract inception whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
Group as a lessor
When the Group acts as a lessor, it classifies at lease inception (or when there is a lease modification) each of its leases as either an operating lease or a finance lease.
Leases in which the Group does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. Rental income is accounted for on a straight-line basis over the lease terms and is included in revenue in the statement of profit or loss due to its operating nature. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income.

Cost of revenues
(r)	Cost of revenues
Cost of revenues consist of expenditures incurred in the generation of the Group’s revenue, includes but not limited to the salary and welfare for teachers, food costs, uniform and learning materials cost, utilities charges and depreciations.

General and administrative expenses
(s)	General and administrative expenses
General and administrative expenses consist primarily of salary and welfare for general and administrative personnel, general office expenses and professional service fees.

Government subsidies
(t)	Government subsidies
Government subsidies primarily consist of financial subsidies received from local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. The government subsidies with no further conditions to be met are recorded as “Other income, net” when received. The government subsidies with certain operating conditions are recorded as liabilities when received and will be recorded as operating income when the conditions are met. For the years ended December 31, 2019 and 2020,
Lianwai School
received financial subsidies of RMB5,857,993 and RMB9,860,106 from the local PRC government authorities, respectively. For the years ended December 31, 2021, Li anwai
School received financial subsidies of RMB4,859,215 and Qingtian International School received financial subsidies of RMB1,499,505.

Employee social security and welfare benefits
(u)	Employee social security and welfare benefits
Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.
The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made.

Income taxes
(v)	Income taxes
Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.
Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income/(loss) in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.
Uncertain tax positions
The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statements recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2019, 2020 and 2021. As of December 31, 2020 and 2021, the Group did not have any significant unrecognized uncertain tax positions.

Statutory reserves
(w)	Statutory reserves
As stipulated by the relevant PRC laws and regulations applicable to the Group’s entities in the PRC, the Group is required to make appropriations from net income as determined in accordance with the PRC GAAP to non-distributable
reserves, which include a statutory surplus reserve and a statutory welfare reserve. The PRC laws and regulations require that annual appropriations of 10% of after-tax
income should be set aside prior to payments of dividends as reserve fund, the appropriations to statutory surplus reserve are required until the balance reaches 50% of the PRC entity registered capital.
In the private school sector, the Implementing Regulations for the Law of the People’s Republic of China on the Promotion of
Privately-run
Schools require that annual appropriations of 25% of
after-tax
income should be set aside prior to payments of dividend as development fund. The statutory reserve is applied against prior year income, if any, and may be used for general business expansion and production or increase in registered capital of the entities. For the years ended December 31, 2019, 2020 and 2021, the Group made apportions of RMB 10,609,534, RMB 7,409,675 and
R
MB
1,322,803

to the development fund, respectively.

Related parties
(x)	Related parties
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Dividends
(y)	Dividends
Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2019, 2020 and 2021, respectively. The Group does not have any present plan to pay any dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

Earnings/(loss) per share
(z)	Earnings/(loss) per share
Basic income/(loss) per share is computed by dividing net income/(loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year.
Diluted income/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted income per share if their effects would be anti-dilutive.

Comprehensive income/(loss)
(aa)	Comprehensive income/(loss)
Comprehensive income/(loss) is defined as the change in shareholders’ equity of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders.
Comprehensive income/(loss) is reported in the consolidated statements of comprehensive income/(loss). Accumulated other comprehensive loss of the Group includes the foreign currency translation adjustments.

Segment reporting
(bb)	Segment reporting
Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers in deciding how to allocate resources and assess performance.
For the year ended December 31, 2019 and 2020, the Group had one reportable segment for the primary and middle school education business from grade 1 to grade 9, provided by Lianwai School VIE. For the year ended December 31, 2021, for continuing operations, the Group had one reportable segment for the high school education business, provided by Qingtian International School VIE. In response to Implementation Rules, the reportable segment for the primary and middle school education business from grade 1 to grade 9, qualifies for discontinued operation reporting and is not required to disclose the information in segment reporting required by ASC 280. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only. The Group does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. The Group does not have any other geography besides the PRC that has above 10% of revenues or long-lived assets. Hence, the Group has only one operating segment and one reportable segment.

Recently issued accounting pronouncements
(cc)	Recently issued accounting pronouncements
In February 2016, the FASB issued ASU
No. 2016-02,
“Leases (Topic 842)” (“ASU
2016-02”),
which requires lessees to recognize assets and liabilities for all leases with lease terms of more than 12 months on the balance sheets. Under the new guidance, the recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee will depend on its classification as a finance or operating lease. The Group will be required to recognize and measure leases existing at, or entered into after, the beginning of the earliest comparative period presented using a modified retrospective approach, with certain practical expedients available. For the Group, this ASU is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. The Company will adopt ASU
2016-02
from January 1, 2022. The adoption of this ASU is not expected to have a material impact on the Company’s consolidated financial statements.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires financial assets measured at amortized cost to be presented at the net amount expected to be collected. The amortized cost basis of financial assets should be reduced by expected credit losses to present the net carrying value in the financial statements at the amount expected to be collected. The measurement of expected credit losses is based on past events, historical experience, current conditions and forecasts that affect the collectability of the financial assets. Additionally, credit losses relating to available-for-sale
debt securities should be recorded through an allowance for credit losses. The guidance replaces the incurred loss impairment methodology with an expected credit loss model, which will mainly have an impact on credit losses in connection with loans recognized as a result of payments under the guarantee liabilities and guarantee liabilities. In 2019, the FASB subsequently issued ASU
2019-04,
ASU
2019-05,
and ASU
2019-11,
respectively, which contained updates to ASU
2016-13.
The Group is qualified as Emerging Growth Company, so the Group elected to use the extended transition period for complying with new or revised financial accounting standards and will not adopt this new guidance until 2023.
In December 2019, the FASB issued ASU
2019-12—Income
Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This ASU provides an exception to the general methodology for calculating income taxes in an interim period when a year-to-date
loss exceeds the anticipated loss for the year. This update also (1) requires an entity to recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based
tax, (2) requires an entity to evaluate when a
step-up
in the tax basis of goodwill should be considered part of the business combination in which goodwill was originally recognized for accounting purposes and when it should be considered a separate transaction, and (3) requires that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The standard is effective for the Company for fiscal years beginning after December 15, 2020. The adoption of this ASU is not expected to have a material impact on the Company’s consolidated financial statements.